Preference Share Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Preference Share Liabilities [Abstract]
Summary of Preference Share Liabilities

	December 31, 2025	December 31, 2024
Preference share liabilities	$—	1,976,365
Less: current portion	—	(406,366)
Non-current preference share liabilities	$—	1,569,999